Fair Value Measurements (Details) - Schedule of redeemable convertible preferred stock warrant liability - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 2,920
Change in fair value	428
Balance	$ 3,348